Long Term Debt	9 Months Ended
Sep. 30, 2024
Borrowing costs Abstract [Abstract]
Long Term Debt	Long Term Debt
The following table outlines the terms and carrying amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Year of Maturity	September 30 2024	December 31 2023
				(in millions)
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	373	368
USD Term Loan A	USD	SOFR + 2.90%	2025	63	64
Various	EUR, USD	Various	2024-2026	105	139
Current total				$541	$571

USD Term Loan A	USD	SOFR + 2.90%	2025	554	586
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	23	30
2021 SGD EDB Loan	SGD	1.40%	2041	1,030	987
Various	EUR, USD	Various	2024-2027	165	198
Non-current total				$1,772	$1,801
Total				$2,313	$2,372
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity necessary to fund operations:

	September 30 2024	December 31 2023

Revolving Credit Facility	$1,012	$1,012
Uncommitted Credit Facilities	106	46
Total	$1,118	$1,058